Insider Trading Arrangements	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Trading Arrangements, by Individual
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false
Carl G. Joyce [Member]
Trading Arrangements, by Individual
Name	Carl G. Joyce
Title	Vice President and Chief Accounting Officer
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	November 20, 2025
Expiration Date	March 31, 2026
Arrangement Duration	131 days
Karen B. Bailo [Member]
Trading Arrangements, by Individual
Name	Karen B. Bailo
Title	Commercial Lines President
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	November 20, 2025
Expiration Date	August 3, 2026
Arrangement Duration	256 days
Patrick K. Callahan [Member]
Trading Arrangements, by Individual
Name	Patrick K. Callahan
Title	Personal Lines President
Rule 10b5-1 Arrangement Adopted	true
Adoption Date	November 20, 2025
Expiration Date	October 30, 2026
Arrangement Duration	344 days
Officer Trading Arrangement [Member]
Trading Arrangements, by Individual
Material Terms of Trading Arrangement
During the fourth quarter 2025, certain executive officers entered into Rule 10b5-1 trading arrangements that are intended to satisfy the affirmative defense of Rule 10b5-1(c). The executive officers’ plans provide for the sale of all of or a certain percentage of the shares issued upon vesting for certain outstanding equity awards previously granted to the applicable executive officer, excluding any shares withheld by the company to satisfy tax withholding obligations (see our 2025 Proxy Statement for a description of the company’s equity compensation plans).
Below are the details of each applicable Rule 10b5-1 trading arrangement:

Name	Title	Date Entered	Date Expires[1]
Karen B. Bailo	Commercial Lines President	November 20, 2025	August 3, 2026
Patrick K. Callahan	Personal Lines President	November 20, 2025	October 30, 2026
Carl G. Joyce	Vice President and Chief Accounting Officer	November 20, 2025	March 31, 2026
[1] Subject to the plan’s earlier expiration or completion in accordance with its terms.